United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 08/31/2018

Item 1.	Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2018 (unaudited)
Shares or Contracts		Value in U.S. Dollars
	COMMON STOCKS—91.4%
	Consumer Discretionary—7.6%
33,256	Columbia Sportswear Co.	$3,016,319
488,949	Comcast Corp., Class A	18,086,224
129,434	D. R. Horton, Inc.	5,761,107
13,230	Genuine Parts Co.	1,321,015
26,237	Home Depot, Inc.	5,267,602
112,243	Lions Gate Entertainment Corp.	2,519,855
45,407	M.D.C. Holdings, Inc.	1,439,402
16,220	McDonald's Corp.	2,631,371
336,548	News Corp., Inc.	4,398,682
55,141	Royal Caribbean Cruises Ltd.	6,759,184
178,516	Subaru Corp., ADR	2,644,715
56,510	TJX Cos., Inc.	6,214,405
39,599	Toyota Motor Credit Corp., ADR	4,913,444
30,590	Tractor Supply Co.	2,700,485
46,100	V.F. Corp.	4,247,193
152,303	Viacom, Inc., Class B	4,459,432
79,483	Yum! Brands, Inc.	6,906,278
	TOTAL	83,286,713
	Consumer Staples—6.5%
103,719	Archer-Daniels-Midland Co.	5,227,438
40,967	Bunge Ltd.	2,662,036
104,961	Cal-Maine Foods, Inc.	5,190,321
274,212	Empire Co. Ltd., Class A	5,227,889
84,697	Energizer Holdings, Inc.	5,385,882
105,420	Heineken NV, ADR	5,218,290
73,076	Imperial Brands PLC, ADR	2,597,121
168,543	Kroger Co.	5,309,104
91,791	Molson Coors Brewing Co., Class B	6,126,131
52,937	Nestle S.A., ADR	4,433,474
34,765	Philip Morris International, Inc.	2,707,846
80,267	Tate & Lyle PLC, ADR	2,817,773
100,667	Tyson Foods, Inc., Class A	6,322,894
91,809	Walgreens Boots Alliance, Inc.	6,294,425
55,382	WalMart, Inc.	5,308,919
	TOTAL	70,829,543
	Energy—10.5%
182,929	BP PLC, ADR	7,843,995
14,921	CNOOC Ltd., ADR	2,651,611
66,023	Chevron Corp.	7,821,085
42,283	Cimarex Energy Co.	3,572,068
185,120	ConocoPhillips	13,593,362
44,549	EOG Resources, Inc.	5,267,028
200,664	Equinor ASA, ADR	5,171,111
64,974	Halliburton Co.	2,591,813
35,452	HollyFrontier Corp.	2,641,883
364,597	Marathon Oil Corp.	7,842,481

Shares or Contracts		Value in U.S. Dollars
	COMMON STOCKS—continued
	Energy—continued
97,441	Marathon Petroleum Corp.	$8,018,420
183,322	Murphy Oil Corp.	5,651,817
124,772	PBF Energy, Inc.	6,478,162
448,181	Patterson-UTI Energy, Inc.	7,677,341
43,935	Phillips 66	5,206,737
375,383	RPC, Inc.	5,135,239
271,778	Repsol SA, ADR	5,229,009
119,772	Royal Dutch Shell PLC, Class A, ADR	7,812,728
43,873	Valero Energy Corp.	5,171,749
	TOTAL	115,377,639
	Financials—20.4%
89,539	Aflac, Inc.	4,140,283
107,337	Allstate Corp.	10,794,882
1,070,813	Bank of America Corp.	33,120,246
43,063	Capital One Financial Corp.	4,267,113
161,790	Citigroup, Inc.	11,525,920
122,346	Comerica, Inc.	11,926,288
71,793	Discover Financial Services	5,608,469
78,329	East West Bancorp, Inc.	4,965,275
74,685	Evercore, Inc., Class A	7,927,813
14,967	First American Financial Corp.	851,024
141,057	Hartford Financial Services Group, Inc.	7,105,041
352,965	JPMorgan Chase & Co.	40,442,730
57,917	Kemper Corp.	4,711,548
119,372	LPL Investment Holdings, Inc.	7,907,201
222,857	Lazard Ltd., Class A	10,728,336
30,488	Legg Mason, Inc.	951,226
206,733	Morgan Stanley	10,094,772
105,109	Navient Corp.	1,433,687
26,641	PNC Financial Services Group	3,824,049
76,641	Progressive Corp., OH	5,175,567
125,537	Raymond James Financial, Inc.	11,679,962
42,551	The Bank of NT Butterfield & Son Ltd.	2,248,395
76,584	The Travelers Cos., Inc.	10,078,454
28,728	Universal Insurance Holdings, Inc.	1,281,269
108,760	Virtual Financial, Inc.	2,370,968
48,590	Walker & Dunlop, Inc.	2,648,155
98,934	Zions Bancorp	5,272,193
	TOTAL	223,080,866
	Health Care—12.5%
54,225	AbbVie, Inc.	5,204,516
42,596	Aetna, Inc.	8,530,701
41,699	Allergan PLC	7,994,115
60,221	AmerisourceBergen Corp.	5,418,083
33,284	Amgen, Inc.	6,650,476
19,808	Anthem, Inc.	5,243,772
109,383	Bayer AG, ADR	2,551,358
146,091	Bristol-Myers Squibb Co.	8,845,810
149,547	CVS Health Corp.	11,251,916
50,605	Cardinal Health, Inc.	2,641,075

Shares or Contracts		Value in U.S. Dollars
	COMMON STOCKS—continued
	Health Care—continued
79,539	Eli Lilly & Co.	$8,403,295
69,972	Gilead Sciences, Inc.	5,298,980
46,720	HCA Healthcare, Inc.	6,265,619
114,437	Johnson & Johnson	15,413,520
40,702	McKesson Corp.	5,240,382
54,781	Medtronic PLC	5,281,436
273,946	Merck & Co., Inc.	18,789,956
111,490	Patterson Cos., Inc.	2,514,100
84,824	Roche Holding AG, ADR	2,626,151
11,008	UnitedHealth Group, Inc.	2,955,208
	TOTAL	137,120,469
	Industrials—8.6%
157,822	ABB Ltd., ADR	3,710,395
625,857	ADT, Inc.	5,601,420
148,994	Advanced Drainage System, Inc.	4,670,962
32,076	Arconic, Inc.	717,861
78,761	Caterpillar, Inc.	10,935,965
67,291	Deere & Co.	9,676,446
217,536	Delta Air Lines, Inc.	12,721,505
193,567	Fluor Corp.	11,112,681
434,089	General Electric Co.	5,617,112
66,025	GrafTech International Ltd.	1,220,142
256,519	International Consolidated Airlines Group SA, ADR	4,623,498
58,930	KAR Auction Services, Inc.	3,694,322
16,344	Lockheed Martin Corp.	5,236,781
55,170	Raytheon Co.	11,003,105
20,912	Rockwell Automation, Inc.	3,784,236
	TOTAL	94,326,431
	Information Technology—9.7%
36,459	Apple, Inc.	8,299,162
133,002	Applied Materials, Inc.	5,721,746
24,100	Broadcom, Inc.	5,278,623
559,550	Cisco Systems, Inc.	26,729,703
483,918	Intel Corp.	23,436,149
46,275	KLA-Tencor Corp.	5,377,618
49,205	Microsoft Corp.	5,527,198
47,262	Seagate Technology PLC	2,530,407
52,145	Skyworks Solutions, Inc.	4,760,839
91,650	Texas Instruments, Inc.	10,301,460
65,831	Travelport Worldwide Ltd.	1,222,482
114,692	Western Digital Corp.	7,253,122
	TOTAL	106,438,509
	Materials—4.0%
467,301	Anglo American PLC, ADR	4,682,356
118,436	Chemours Co./The	5,163,810
476,976	Freeport-McMoRan, Inc.	6,701,513
108,598	Huntsman Corp.	3,311,153
76,633	Kapstone Paper and Packaging Corp.	2,632,344
778,039	Lundin Mining Corp.	3,708,355
82,088	Newmont Mining Corp.	2,547,191

Shares or Contracts		Value in U.S. Dollars
	COMMON STOCKS—continued
	Materials—continued
185,562	Olin Corp.	$5,702,320
67,486	Sealed Air Corp.	2,706,863
88,132	Steel Dynamics, Inc.	4,030,276
240,314	Svenska Cellulosa AB SCA, ADR	2,799,658
	TOTAL	43,985,839
	Real Estate—3.3%
64,855	Digital Realty Trust, Inc.	8,060,179
135,488	Duke Realty Corp.	3,860,053
12,115	Equinix, Inc.	5,283,715
194,268	Invitation Homes, Inc.	4,540,043
41,195	ProLogis, Inc.	2,767,480
19,668	Simon Property Group, Inc.	3,599,834
79,715	Sun Communities, Inc.	8,224,994
	TOTAL	36,336,298
	Telecommunication Services—3.1%
362,564	AT&T, Inc.	11,580,294
2,011,985	Koninklijke KPN NV, ADR	5,150,681
195,014	Telenor ASA, ADR	3,666,263
661,041	VEON Ltd., ADR	1,917,019
214,137	Verizon Communications, Inc.	11,642,629
	TOTAL	33,956,886
	Utilities—5.2%
97,696	American Electric Power Co., Inc.	7,007,734
81,829	Consolidated Edison Co.	6,458,763
73,064	Dominion Energy, Inc.	5,170,739
95,617	Duke Energy Corp.	7,767,925
122,081	Exelon Corp.	5,336,161
47,897	NextEra Energy, Inc.	8,147,280
94,194	Public Service Enterprises Group, Inc.	4,931,056
38,556	Sempra Energy	4,475,580
111,828	Southern Co.	4,895,830
63,370	Xcel Energy, Inc.	3,044,928
	TOTAL	57,235,996
	TOTAL COMMON STOCKS (IDENTIFIED COST $861,029,213)	1,001,975,189
	PURCHASED PUT OPTIONS—0.0%
1,800	SPDR S&P 500 ETF Trust, Notional Amount $52,255,800, Exercise Price $277.00, Expiration Date: 9/21/2018	90,000
2,550	SPDR S&P 500 ETF Trust, Notional Amount $74,029,050, Exercise Price $280.00, Expiration Date: 9/21/2018	169,575
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $924,600)	259,575
	INVESTMENT COMPANIES—3.9%
2,462,103	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.09%[1]	2,462,595
6,383,998	High Yield Bond Portfolio	39,899,990
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $41,741,188)	42,362,585
	TOTAL INVESTMENT IN SECURITIES—95.3% (IDENTIFIED COST $903,695,001)	1,044,597,349
	OTHER ASSETS AND LIABILITIES - NET—4.7%[2]	51,069,984
	TOTAL NET ASSETS—100%	$1,095,667,333

At August 31, 2018, the Fund had the following outstanding written option contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
3SPDR S&P 500 ETF Trust (Put Option)	1,800	$52,255,800	September 2018	$262.00	$(39,600)
(PREMIUM RECEIVED $145,798)
The average market value of purchased call and put options held by the Fund throughout the period was $46,900 and $34,258, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put options held by the Fund throughout the period was $3,960. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average notional value of long futures contracts held by the Fund throughout the period was $24,917,290. This is based on amounts held as of each month-end throughout the nine-month period.
Unrealized Appreciation on Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2017	74,071,265	6,094,628	80,165,893
Purchases/Additions	228,031,391	289,370	228,320,761
Sales/Reductions	(299,640,553)	—	(299,640,553)
Balance of Shares Held 8/31/2018	2,462,103	6,383,998	8,846,101
Value	$2,462,595	$39,899,990	$42,362,585
Change in Unrealized Appreciation/Depreciation	$—	$(981,767)	$(981,767)
Net Realized Gain/(Loss)	$(6,763)	$—	$(6,763)
Dividend Income	$182,373	$1,815,194	$1,997,567
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
3	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2018, all investments of the Fund excluding an Investment Company utilized Level 1 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $39,899,990 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018